Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
INCOME (LOSS)
Interest income	$ 176,784	$ 6,959	$ 251,964	$ 23,713
Gain (loss) on marketable equity securities (Note 4)	(46,608)	(3,794)	8,215	39,613
Gain on sale of equipment (Note 5)		40,282		118,559
Foreign currency loss	(70,137)	(30,884)	(116,010)	(14,498)
Total Income	60,039	12,563	144,169	167,387
EXPENSES
Corporate general and administrative (Notes 2 and 8)	1,060,499	1,099,662	3,719,858	3,372,621
Siembra Minera Project and related costs (Note 6)		370,350	223,237	962,755
Exploration costs	6,908	60,907	23,296	100,376
Legal and accounting	535,327	433,811	1,383,804	986,859
Arbitration and settlement (Note 2)	90,463	16,816	140,877	130,725
Equipment holding costs	70,198	75,060	145,699	277,444
Total Expense	1,763,395	2,056,606	5,636,771	5,830,780
Net loss and comprehensive loss for the period	$ (1,703,356)	$ (2,044,043)	$ (5,492,602)	$ (5,663,393)
Net loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.06)	$ (0.06)
Weighted average common shares outstanding, basic and diluted	99,547,710	99,547,710	99,547,710	99,459,356